Net Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
11. Net Income (Loss) Per Share
Basic and diluted net income (loss) per share attributable to common stockholders is computed in conformity with the two-class
method required for participating securities. The Company considers its convertible preferred stock, options exercised in exchange for nonrecourse promissory notes, early exercised unvested stock options and unvested restricted stock awards to be participating securities. Under the two-class
method, the net loss attributable to common stockholders is not allocated to convertible preferred stock, options exercised in exchange for nonrecourse promissory notes, early exercised unvested common stock options and unvested restricted stock awards as the holders of these instruments do not have a contractual obligation to share in the Company’s losses. Net income is attributed to common stockholders and participating securities based on their participation rights. Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of stock options.
The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Basic EPS
Numerator:
Net income (loss) attributable to AppLovin	$(89,688)	$178	$(106,415)	$4,080
Less:
Income attributable to convertible preferred stock	—	—	—	(499)
Income attributable to options exercised via promissory notes	—	(1)	—	(49)
Income attributable to unvested early exercised options	—	—	—	(13)
Income attributable to unvested RSA’s	—	—	—	(7)

Net income (loss) attributable to common stock—Basic	$(89,688)	$177	$(106,415)	$3,512

Denominator:
Weighted-average shares used in computing net income (loss) per share—Basic	214,638,272	368,427,532	212,998,263	309,353,304

Net income (loss) per share attributable to common stock—Basic	$(0.42)	$0.00	$(0.50)	$0.01

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
Diluted EPS
Numerator:
Net income (loss) attributable to AppLovin	$(89,688)	$178	$(106,415)	$4,080
Less:
Income attributable to convertible preferred stock	—	—	—	(475)
Income attributable to options exercised via promissory notes	—	(1)	—	(47)
Income attributable to unvested early exercised options	—	—	—	(12)
Income attributable to unvested RSA’s	—	—	—	(7)

Net income (loss) attributable to common stock—Diluted	$(89,688)	$177	$(106,415)	$3,539

Denominator:
Weighted-average shares used in computing net income (loss) per share—Basic	214,638,272	368,427,532	212,998,263	309,353,304
Weighted-average dilutive stock options, RSUs, warrants and other convertible securities	—	15,897,253		18,073,488

Weighted-average shares used in computing net income (loss) per share—Diluted	214,638,272	384,324,785	212,998,263	327,426,792

Net income (loss) per share attributable to common stock—Diluted	$(0.42)	$0.00	$(0.50)	$0.01

The following table presents the forms of antidilutive potential common shares:

	As of September 30,
	2020	2021
Convertible preferred stock	109,090,908	—
Stock options exercised for promissory notes	7,862,499	2,884,999
Shares issuable upon conversion of Athena convertible security	—	334,946
Early exercised stock options	19,800	879,600
Unvested RSAs	1,908,687	242,316
Stock options	20,439,544	23,736
Unvested RSUs	—	2,828
ESPP	—	223,448

Total antidilutive potential common shares	139,321,438	4,591,873

14. Net Income (Loss) Per Share
The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders for the years ended December 31, 2018, 2019 and 2020 (in thousands, except share and per share data):

	Year Ended December 31,
	2018	2019	2020
Basic EPS
Numerator:
Net income (loss)	$(259,995)	$119,040	$(125,187)
Less:
Income attributable to convertible preferred stock	—	(39,500)	—
Income attributable to options exercises by promissory notes	—	(1,088)	—
Income attributable to unvested early exercised options	—	(39)	—
Income attributable to unvested RSA’s	—	(2,037)	—

Net income (loss) attributable to common stock	$(259,995)	$76,376	$(125,187)

Denominator:
Weighted-average shares used in computing net income (loss) per share: Basic	189,533,630	210,937,147	214,936,545

Net income (loss) per share attributable to common stock: Basic	$(1.37)	$0.36	$(0.58)

Diluted EPS
Numerator:
Net income (loss)	$(259,995)	$119,040	$(125,187)
Less:
Income attributable to convertible preferred stock	—	(39,329)	—
Income attributable to options exercises by promissory notes	—	(1,083)	—
Income attributable to unvested early exercised options	—	(39)	—
Income attributable to unvested RSA’s	—	(2,028)	—

Net income (loss) attributable to common stock	$(259,995)	$76,561	$(125,187)

Denominator:
Weighted-average shares used in computing net income (loss) per share: Basic	189,533,630	210,937,147	214,936,545
Weighted-average dilutive stock options	—	1,428,282	—

Weighted-average shares used in computing net income (loss) per share: Diluted	189,533,630	212,365,429	214,936,545

Net income (loss) per share attributable to common stock: Diluted	$(1.37)	$0.36	$(0.58)

The following table presents the forms of antidilutive potential common shares:

	Year Ended December 31,
	2019	2020
Convertible preferred stock	109,090,908	109,090,908
Options exercised for promissory notes	5,760,000	8,022,499
Early exercised options	11,337	19,800
Unvested RSAs	3,924,414	1,236,771
Options	7,439,700	20,754,985
The table above does not include the convertible security issued in 2020. This security is convertible into the Company’s common stock starting 61 days following the effective date of an initial public offering of the Company. The convertible security may be converted, at the option of the holder, into a number of shares of the Company’s Class A Common Stock equal to $40.0 million divided by a conversion price equal to (i) the preceding
20-day
volume-weighted average trading price per share of Class A Common Stock multiplied by (ii) 0.8.